Revenue - Summary of Activity in Sales Rebates and Discounts Liability (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 114.8	$ 116.1
Reduction of revenue	154.2	184.9
Payments	(165.5)	(183.3)
Ending balance	$ 103.5	$ 117.7